OTHER CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER CURRENT FINANCIAL ASSETS
Schedule of breakdown of other current financial assets

		2018		2019
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposits
Related parties
BNI	Rp	—	1	—	—
Third parties
SCB	US$	8	116	8	111
Others	Rp	—	—	—	18
	US$	6	88	5	71
Total time deposits			205		200

Mutual funds
Related parties
PT Bahana TCW Investment Management (”Bahana TCW”)	Rp	—	91	—	71
PT Mandiri Manajemen Investasi	Rp	—	379	—	—
Total mutual funds			470		71

Escrow accounts	Rp	—	136	—	142
	US$	0	1	1	15
	MYR	5	16	6	19
Others	Rp	—	486	—	102
	MYR	—	—	2	5
Total other current financial assets			1,314		554

Schedule of interest rates on time deposits

	2018	2019
Rupiah	5.00%	6.50%
Foreign currency	1.35% ‑ 2.18%	1.20% ‑ 2.51%